CASH (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH
Cash balances with number of PRC individual financial institutions	4	5
Total cash balances | Bank deposits concentration risk
CASH
Percentage of total cash balances accounted in bank deposits	79.00%	99.00%